UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03489

THE WRIGHT MANAGED EQUITY TRUST
177 West Putnam Ave.
Greenwich, Connecticut 06830

Michael J. McKeen, Principal Financial Officer
Three Canal Plaza, Suite 600
Portland, ME 04101
207-347-2000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2016 – March 31, 2016

Item 1. Schedule of Investments.

Wright Selected Blue Chip Equities Fund (WSBC)
Portfolio of Investments – As of March 31, 2016 (Unaudited)

AFA
Shares	Value

EQUITY INTERESTS - 98.2%

AUTOMOBILES & COMPONENTS - 1.2%
Gentex Corp.	31,110	$488,116

BANKS - 5.8%
Commerce Bancshares, Inc.	7,736	$347,733
East West Bancorp, Inc.	7,790	253,019
Fulton Financial Corp.	34,835	466,092
New York Community Bancorp, Inc.	25,120	399,408
Signature Bank*	6,265	852,792
		$2,319,044

CAPITAL GOODS - 9.3%
AECOM*	27,345	$841,952
AO Smith Corp.	2,660	202,985
B/E Aerospace, Inc.	5,115	235,904
Carlisle Cos., Inc.	7,180	714,410
Huntington Ingalls Industries, Inc.	6,745	923,660
Orbital ATK, Inc.	6,320	549,461
Triumph Group, Inc.	7,560	237,989
		$3,706,361

COMMERCIAL & PROFESSIONAL SERVICES - 6.8%
Deluxe Corp.	15,485	$967,657
ManpowerGroup, Inc.	8,245	671,308
RR Donnelley & Sons Co.	66,090	1,083,876
		$2,722,841

CONSUMER DURABLES & APPAREL - 5.1%
Brunswick Corp.	5,995	$287,640
Hanesbrands, Inc.	36,115	1,023,499
Toll Brothers, Inc.*	23,855	703,961
		$2,015,100

CONSUMER SERVICES - 3.4%
Brinker International, Inc.	21,805	$1,001,940
Jack in the Box, Inc.	2,485	158,717
Sotheby's	7,425	198,470
		$1,359,127

DIVERSIFIED FINANCIALS - 4.1%
FactSet Research Systems, Inc.	1,395	$211,384
Federated Investors, Inc. - Class B	8,495	245,081
MSCI, Inc.	11,200	829,696
Raymond James Financial, Inc.	7,550	359,456
		$1,645,617

ENERGY - 1.9%
HollyFrontier Corp.	6,869	$242,613
Noble Corp. PLC	8,620	89,217
Western Refining, Inc.	13,935	405,369
		$737,199

FOOD, BEVERAGE & TOBACCO - 3.7%
Dean Foods Co.	22,400	$387,968
Ingredion, Inc.	8,385	895,434
TreeHouse Foods, Inc.*	2,355	204,296
		$1,487,698

Shares	Value
HEALTH CARE EQUIPMENT & SERVICES - 6.5%
Amsurg Corp.*	3,050	$227,530
Centene Corp.*	23,930	1,473,383
MEDNAX, Inc.*	4,110	265,588
ResMed, Inc.	3,050	176,351
Universal Health Services, Inc. - Class B	1,335	166,501
VCA, Inc.*	4,750	274,028
		$2,583,381

INSURANCE - 6.7%
American Financial Group, Inc.	8,270	$581,960
Everest Re Group, Ltd.	2,675	528,125
Reinsurance Group of America, Inc.	4,780	460,075
Willis Towers Watson PLC	4,210	499,559
WR Berkley Corp.	10,562	593,584
		$2,663,303

MATERIALS - 4.6%
Minerals Technologies, Inc.	2,855	$162,307
Packaging Corp. of America	16,035	968,514
WestRock Co.	18,100	706,443
		$1,837,264

PHARMACEUTICALS & BIOTECHNOLOGY - 2.0%
Charles River Laboratories International, Inc.*	7,490	$568,791
United Therapeutics Corp.*	1,935	215,617
		$784,408

REAL ESTATE - 6.0%
Corrections Corp. of America REIT	35,395	$1,134,410
Duke Realty Corp. REIT	13,990	315,334
Jones Lang LaSalle, Inc.	8,165	957,918
		$2,407,662

RETAILING - 4.9%
Big Lots, Inc.	8,710	$394,476
Foot Locker, Inc.	16,690	1,076,505
Murphy USA, Inc.*	3,220	197,869
Signet Jewelers, Ltd.	2,430	301,393
		$1,970,243

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.2%
Integrated Device Technology, Inc.*	7,490	$153,096
Skyworks Solutions, Inc.	6,565	511,413
Synaptics, Inc.*	2,540	202,540
		$867,049

SOFTWARE & SERVICES - 10.3%
Alliance Data Systems Corp.*	2,250	$495,000
Broadridge Financial Solutions, Inc.	9,150	542,687
Cadence Design Systems, Inc.*	52,180	1,230,404
Convergys Corp.	9,810	272,424
Fortinet, Inc.*	13,640	417,793
Global Payments, Inc.	10,120	660,836
PTC, Inc.*	14,600	484,136
		$4,103,280

Wright Selected Blue Chip Equities Fund (WSBC)
Portfolio of Investments – As of March 31, 2016 (Unaudited)

Shares	Value
TECHNOLOGY HARDWARE & EQUIPMENT - 4.3%
ARRIS International PLC*	20,880	$478,570
Arrow Electronics, Inc.*	10,015	645,066
Avnet, Inc.	7,825	346,647
Jabil Circuit, Inc.	12,730	245,307
		$1,715,590

TRANSPORTATION - 3.1%
Alaska Air Group, Inc.	10,450	$857,109
JetBlue Airways Corp.*	17,075	360,624
		$1,217,733

UTILITIES - 6.3%
Great Plains Energy, Inc.	12,800	$412,800
ONE Gas, Inc.	12,936	790,390
UGI Corp.	32,352	1,303,462
		$2,506,652

TOTAL EQUITY INTERESTS - 98.2% (identified cost, $32,557,530)	$39,137,668

SHORT-TERM INVESTMENTS - 1.6%
Fidelity Government Money Market Fund, 0.23% (1)	653,664	$653,664

TOTAL SHORT-TERM INVESTMENTS - 1.6% (identified cost, $653,664)	$653,664

TOTAL INVESTMENTS — 99.8% (identified cost, $33,211,194)	$39,791,332

OTHER ASSETS, IN EXCESS OF LIABILITIES — 0.2%	63,963

NET ASSETS — 100.0%	$39,855,295

PLC — Public Limited Company
REIT — Real Estate Investment Trust
*	Non-income producing security.
(1)	Variable rate security. Rate presented is as of March 31, 2016.

Wright Selected Blue Chip Equities Fund (WSBC)
Portfolio of Investments – As of March 31, 2016 (Unaudited)

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation	$7,780,762
Gross Unrealized Depreciation	(1,200,624)
Net Unrealized Appreciation	$6,580,138

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's investments as of March 31, 2016.

Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Asset Description
Equity Interests	$39,137,668	$-	$-	$39,137,668
Short-Term Investments	-	653,664	-	653,664

Total Investments	$39,137,668	$653,664	$-	$39,791,332

The Level 1 inputs displayed in this table under Equity Interests are Common Stock. Refer to this Portfolio of Investments for a further breakout of each security by industry.
The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended March 31, 2016.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Wright Major Blue Chip Equities Fund (WMBC)
Portfolio of Investments – As of March 31, 2016 (Unaudited)

Shares	Value

EQUITY INTERESTS - 97.7%

BANKS - 9.8%
Bank of America Corp.	7,435	$100,521
Citigroup, Inc.	3,640	151,970
JPMorgan Chase & Co.	4,270	252,870
U.S. Bancorp	6,495	263,632
Wells Fargo & Co.	9,025	436,449
		$1,205,442

CAPITAL GOODS - 6.3%
Boeing Co. (The)	1,715	$217,702
Lockheed Martin Corp.	1,510	334,465
Northrop Grumman Corp.	1,155	228,575
		$780,742

CONSUMER DURABLES & APPAREL - 1.0%
Coach, Inc.	3,050	$122,275

CONSUMER SERVICES - 1.1%
Wyndham Worldwide Corp.	1,850	$141,395

DIVERSIFIED FINANCIALS - 5.2%
Discover Financial Services	4,865	$247,726
Morgan Stanley	5,540	138,555
Nasdaq, Inc.	3,810	252,908
		$639,189

ENERGY - 4.0%
Marathon Petroleum Corp.	3,405	$126,598
Phillips 66	1,410	122,092
Schlumberger, Ltd.	1,755	129,431
Valero Energy Corp.	1,870	119,942
		$498,063

FOOD & STAPLES RETAILING - 4.5%
CVS Health Corp.	3,990	$413,883
Walgreens Boots Alliance, Inc.	1,585	133,520
		$547,403

FOOD, BEVERAGE & TOBACCO - 5.8%
Altria Group, Inc.	4,260	$266,932
Philip Morris International, Inc.	3,010	295,311
Tyson Foods, Inc. - Class A	2,220	147,985
		$710,228

HEALTH CARE EQUIPMENT & SERVICES - 5.4%
Anthem, Inc.	3,100	$430,869
UnitedHealth Group, Inc.	1,775	228,797
		$659,666

INSURANCE - 5.3%
MetLife, Inc.	5,095	$223,874
Progressive Corp. (The)	9,225	324,167
WR Berkley Corp.	1,940	109,028
		$657,069

MATERIALS - 1.6%
Dow Chemical Co. (The)	3,830	$194,794

Shares	Value

MEDIA - 5.1%
Comcast Corp. - Class A	10,240	$625,459

PHARMACEUTICALS & BIOTECHNOLOGY - 9.0%
Amgen, Inc.	1,425	$213,650
Gilead Sciences, Inc.	4,190	384,893
Johnson & Johnson	1,505	162,841
Pfizer, Inc.	11,795	349,604
		$1,110,988

RETAILING - 5.6%
Best Buy Co., Inc.	5,165	$167,553
Dollar General Corp.	1,595	136,532
Foot Locker, Inc.	1,855	119,647
Home Depot, Inc. (The)	1,955	260,856
		$684,588

SEMICONDUCTOR EQUIPMENT & PRODUCTS - 1.3%
Intel Corp.	4,810	$155,603

SOFTWARE & SERVICES - 13.6%
Alphabet, Inc. - Class C*	245	$182,513
Facebook, Inc.- Class A*	1,525	174,003
International Business Machines Corp.	1,240	187,798
MasterCard, Inc. - Class A	3,205	302,872
Microsoft Corp.	7,875	434,936
Oracle Corp.	9,605	392,941
		$1,675,063

TECHNOLOGY HARDWARE & EQUIPMENT - 4.1%
Apple, Inc.	4,645	$506,259

TELECOMMUNICATION SERVICES - 3.6%
AT&T, Inc.	6,170	$241,679
Verizon Communications, Inc.	3,630	196,310
		$437,989

TRANSPORTATION - 3.7%
Southwest Airlines Co.	10,060	$450,688

UTILITIES - 1.7%
NextEra Energy, Inc.	1,780	$210,645

TOTAL EQUITY INTERESTS - 97.7% (identified cost, $11,945,290)	$12,013,548

TOTAL INVESTMENTS — 97.7% (identified cost, $11,945,290)	$12,013,548

OTHER ASSETS, IN EXCESS OF LIABILITIES — 2.3%	280,601

NET ASSETS — 100.0%	$12,294,149

* — Non-income producing security.

Wright Major Blue Chip Equities Fund (WMBC)
Portfolio of Investments – As of March 31, 2016 (Unaudited)

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation	$632,452
Gross Unrealized Depreciation	(564,194)
Net Unrealized Appreciation	$68,258

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's investments as of March 31, 2016.

Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Asset Description
Equity Interests	$12,013,548	$-	$-	$12,013,548

Total Investments	$12,013,548	$-	$-	$12,013,548

The Level 1 inputs displayed in this table under Equity Interests are Common Stock. Refer to this Portfolio of Investments for a further breakout of each security by industry.
The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended March 31, 2016.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Wright International Blue Chip Equities Fund (WIBC)
Portfolio of Investments – As of March 31, 2016 (Unaudited)

AFA
Shares	Value

EQUITY INTERESTS - 96.2%

AUSTRALIA - 2.6%
Australia & New Zealand Banking Group, Ltd.	7,806	$140,872
CIMIC Group, Ltd.	8,629	230,732
CSL, Ltd.	2,225	173,623
Woodside Petroleum, Ltd.	5,660	113,028
		$658,255

BELGIUM - 0.8%
Delhaize Group	1,807	$188,929

CANADA - 9.6%
Alimentation Couche-Tard, Inc. - Class B	13,848	$618,821
Canadian Tire Corp., Ltd. - Class A	2,381	248,860
CGI Group, Inc. - Class A*	8,729	418,887
Magna International, Inc.	8,014	345,913
Manulife Financial Corp.	24,407	346,825
Toronto-Dominion Bank (The)	9,736	421,972
		$2,401,278

DENMARK - 1.5%
Novo Nordisk A/S - Class B	3,947	$214,436
Pandora A/S	1,215	159,356
		$373,792

FRANCE - 9.9%
Airbus Group SE	6,795	$451,818
AXA SA	13,469	317,563
BNP Paribas SA	4,222	212,799
Societe Generale SA	2,415	89,385
Thales SA	1,319	115,736
TOTAL SA	10,835	494,622
Veolia Environnement SA	10,603	255,790
Vinci SA	1,313	97,958
Vivendi SA	20,225	425,916
		$2,461,587

GERMANY - 13.3%
Allianz SE	1,275	$207,696
BASF SE	6,648	502,271
Bayer AG	1,046	123,130
Bayerische Motoren Werke AG	2,900	266,689
Continental AG	970	221,073
Daimler AG	4,190	321,673
Hannover Rueck SE	2,943	343,419
Infineon Technologies AG	7,175	102,244
Merck KGaA	1,424	118,962
Muenchener Rueckversicherungs-Gesellschaft AG - Class R	2,983	607,621
Siemens AG	1,317	139,798
Volkswagen AG	2,576	374,421
		$3,328,997

HONG KONG - 0.9%
CK Hutchison Holdings, Ltd.	17,500	$227,195

IRELAND - 1.0%
Ryanair Holdings PLC	15,274	$246,810

ISRAEL - 2.6%
Check Point Software Technologies, Ltd.*	2,242	$196,108
Teva Pharmaceutical Industries, Ltd., ADR	8,657	463,236
		$659,344

Shares	Value

ITALY - 2.0%
Intesa Sanpaolo SpA	176,637	$489,932

JAPAN - 21.3%
Central Japan Railway Co.	941	$166,650
Daiwa House Industry Co., Ltd.	16,926	476,780
Daiwa Securities Group, Inc.	26,000	160,148
Fuji Heavy Industries, Ltd.	5,600	198,051
Hitachi, Ltd.	11,535	54,044
Hoya Corp.	4,019	153,079
ITOCHU Corp.	46,600	574,648
KDDI Corp.	39,300	1,051,077
Mitsubishi Corp.	8,400	142,448
Mitsubishi Electric Corp.	8,000	83,954
Mitsui & Co., Ltd.	7,900	91,023
Murata Manufacturing Co., Ltd.	1,200	144,882
NHK Spring Co., Ltd.	11,300	108,280
Nippon Telegraph & Telephone Corp.	11,900	513,290
Nissan Motor Co., Ltd.	9,000	83,398
Nitto Denko Corp.	1,200	66,804
NSK, Ltd.	4,000	36,656
ORIX Corp.	17,500	249,978
Sekisui Chemical Co., Ltd.	11,800	145,512
Sekisui House, Ltd.	5,500	92,951
Shimadzu Corp.	10,000	157,035
Sumitomo Heavy Industries, Ltd.	11,000	45,509
Tokyo Gas Co., Ltd.	8,000	37,347
Toyota Motor Corp.	8,000	423,649
Yamada Denki Co., Ltd.	15,500	73,366
		$5,330,559

NETHERLANDS - 2.5%
Boskalis Westminster	7,845	$308,825
ING Groep NV	17,917	217,036
Koninklijke Philips NV	3,402	97,054
		$622,915

NORWAY - 0.5%
Yara International ASA	3,294	$124,014

SOUTH AFRICA - 0.6%
The Foschini Group, Ltd.	14,380	$138,286

SPAIN - 4.7%
Enagas SA	5,703	$171,667
Gas Natural SDG SA	19,777	400,480
Iberdrola SA	68,893	460,130
Red Electrica Corp. SA	1,671	145,290
		$1,177,567

SWITZERLAND - 10.6%
Actelion, Ltd.*	5,730	$859,814
Nestle SA	12,915	968,979
Novartis AG	4,422	321,844
Swiss Re AG	3,687	342,269
UBS Group AG	9,890	159,971
		$2,652,877

UNITED KINGDOM - 11.8%
ARM Holdings PLC	5,683	$82,825
Aviva PLC	46,081	302,085
Berkeley Group Holdings PLC	1,366	63,181
BHP Billiton PLC	15,393	173,189
BP PLC	42,439	213,583

Wright International Blue Chip Equities Fund (WIBC)
Portfolio of Investments – As of March 31, 2016 (Unaudited)

Shares	Value

British American Tobacco PLC	3,616	$212,569
easyJet PLC	5,182	113,136
Imperial Brands PLC	4,018	223,091
Legal & General Group PLC	167,965	567,811
Rio Tinto PLC	4,051	113,859
Royal Dutch Shell PLC - Class B	5,905	144,283
Shire PLC	6,212	353,480
WPP PLC	16,930	395,906
		$2,958,998

TOTAL EQUITY INTERESTS - 96.2% (identified cost, $20,478,118)	$24,041,335

SHORT-TERM INVESTMENTS - 2.9%
Fidelity Government Money Market Fund, 0.23% (1)	734,302	$734,302

TOTAL SHORT-TERM INVESTMENTS - 2.9% (identified cost, $734,302)	$734,302

TOTAL INVESTMENTS — 99.1% (identified cost, $21,212,420)	$24,775,637

OTHER ASSETS, IN EXCESS OF LIABILITIES — 0.9%	221,199

NET ASSETS — 100.0%	$24,996,836

ADR — American Depositary Receipt
PLC — Public Limited Company
*	Non-income producing security.
(1)	Variable rate security. Rate presented is as of March 31, 2016.

Wright International Blue Chip Equities Fund (WIBC)
Portfolio of Investments – As of March 31, 2016 (Unaudited)

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation	$4,943,151
Gross Unrealized Depreciation	(1,379,934)
Net Unrealized Appreciation	$3,563,217

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's investments as of March 31, 2016.

Quoted Assets in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Asset Description

Equity Interests	$24,041,335	$-	$-	$24,041,335
Short-Term Investments	-	734,302	-	734,637
Total Assets	$24,041,335	$734,302	$-	$24,775,637

The Level 1 inputs displayed in this table under Equity Interests are Common Stock. Refer to this Portfolio of Investments for a further breakout of each security by country.
The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended March 31, 2016.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reporting within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

 (b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.  Exhibits

Certification of Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17CFR 270.30a-2(a)) is attached hereto as Exhibit 99Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Wright Managed Equity Trust (On behalf of Wright Selected Blue Chip Equities Fund, Wright Major Blue Chip Equities Fund, and Wright International Blue Chip Equities Fund)

By:          /s/ Peter M. Donovan
Peter M. Donovan
President; Principal Executive Officer

Date: May 5, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:          /s/ Peter M. Donovan
Peter M. Donovan
President; Principal Executive Officer

Date: May 5, 2016

By:          /s/ Michael J. McKeen
Michael J. McKeen
Treasurer; Principal Financial Officer

Date: May 5, 2016